Income Taxes	12 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 14 - INCOME TAXES

Cayman Islands

Akso Health was incorporated in the Cayman Islands and is not subject to income taxes or capital gain under current laws of Cayman Islands.

Hong Kong

HK Hexindai and We Health are investment holding companies registered in Hong Kong and exempted from income tax on its foreign-derived income.

United States

The Company’s subsidiaries established in the U.S. are incorporated in the U.S. and is subject to both federal and state income taxes for its business operation in the U.S. The applicable tax rate is 21% for federal, 6.5% for We Health established in New York, 0% for Akso Remote Medical and Akso Online MediTech established in Wyoming and 8% for Akso First Health established in Massachusetts. Akso Online MediTech had $441,981 taxable income as of March 31, 2022, and other U.S. entities had no taxable income as of March 31, 2022.

PRC

The Company’s subsidiaries established in the PRC are subject to the PRC statutory income tax rate of 25%, according to the PRC Enterprise Income Tax (“EIT”) law.

i) The components of income tax expenses are as follows:

	Year ended March 31, 2023	Year ended March 31, 2022	Year ended March 31, 2021
	USD	USD	USD
Current	17,549	92,816	-
Deferred	-	-	-
Total	17,549	92,816	-

All income taxes are related to income derived in the U.S. and PRC during the years ended March 31, 2023 and 2022.

The net income before taxes for the PRC entities was US$ 165,429, US$ 2,717 and nil for the years ended March 31, 2023, 2022 and 2021, respectively. The net income before taxes for the U.S. entities was US$ 634,709, 441,981 and nil for the years ended March 31, 2023, 2022 and 2021, respectively.

The following table reconciles the PRC statutory rates to the Company’s effective tax rate for the years ended March 31, 2023, 2023 and 2021.

	Year ended March 31, 2023	Year ended March 31, 2022	Year ended March 31, 2021
PRC Income tax statutory rate	(25.0)%	(25.0)%	(25)%
Effect of tax holiday and preferential tax rate	4.0%	4%	-
Non-deductible foreign losses	0.7%	19.5%	-%
Change in valuation allowance	24.8%	0.8%	25%
Non-deductible expenses and others	(4.6).%	-%	-%
Effective tax rate	(0.1)%	(2.3)%	-%

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding US$15,263 (RMB 100,000) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. Aggregate undistributed earnings of the Company’s PRC subsidiaries and VIEs that are available for distribution was approximately negative US$30.8 million and US$36 million as of March 31, 2022 and 2021, respectively.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under the tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. On July 19, 2018, the board of directors approved an annual dividend policy. Under this policy, annual dividends will be set at an amount equivalent to approximately 15-25% of the Company’s anticipated net income after tax in each year commencing from fiscal year ended March 31, 2019, which will be derived from the earnings of the Company’s PRC entities. The board of directors did not declare any annual dividend for the fiscal years ended March 31, 2023, 2022 and 2021.

A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Company plans to indefinitely reinvest undistributed profits earned from its China subsidiaries in its operations in the PRC. Therefore, no withholding income taxes for undistributed profits of the Company’s subsidiaries have been provided as of March 31, 2023 and 2022. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of the financial reporting basis over the tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company completed its feasibility analysis on a method, which the Company will ultimately execute if necessary to repatriate the undistributed earnings of the subsidiary without significant tax costs. As such, the Company does not accrue deferred tax liabilities on the earnings of the subsidiary given that the Company will ultimately use the means.